Document and Entity Information	Dec. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	Wright Managed Income Trust
Entity Central Index Key	0000715165
Amendment Flag	false
Document Creation Date	Apr. 02, 2018
Document Effective Date	Apr. 02, 2018
Prospectus Date	May 01, 2017